Consolidated Balance Sheets (FY) (Parenthetical) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Book overdraft	$ 343,912	$ 1,496,695	$ 0
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	200,000	0	0
Preferred stock, shares outstanding	200,000	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	49,000,000	49,000,000	49,000,000
Common stock, shares issued	5,298,159	5,298,159	3,234,501
Common stock, shares outstanding	5,298,159	5,298,159	3,234,501